Equity Investments - Equity Investments (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Equity Investments
Equity securities, Current	€ 0	€ 0
Equity securities, non-current	1,996	1,248
Equity securities	1,996	1,248
Investments in associates, current	0	0
Investments in associates, non-current	16	26
Investments in associates	16	26
Equity investments, current	0	0
Equity investments, non-current	2,012	1,274
Equity investments	2,012	1,274
Other financial assets, current	297	448
Other financial assets, non-current	2,336	1,536
Other financial assets	€ 2,633	€ 1,984
% of other financial assets, current	0.00%	0.00%
% of other financial assets, non-current	86.00%	83.00%
% of other financial assets	76.00%	64.00%